Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0005 per share
Amount Registered | shares	5,954,596
Proposed Maximum Offering Price per Unit	3.05
Maximum Aggregate Offering Price	$ 18,161,517.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,508.11
Offering Note	(1) The selling shareholders identified in this prospectus may offer from time to time up to an aggregate of 5,954,596 ordinary shares for resale. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered hereunder include such indeterminate number of additional ordinary shares as may be issued with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee based on $3.05, the average of the high and low prices of the ordinary shares of BeLive Holdings as reported by the Nasdaq Stock Market, LLC on February 25, 2026 (within five business days prior to the date of filing this registration statement). (3) Calculated pursuant to Rule 6(b) under the Securities Act of 1933, as amended.